Note 22 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Trade payables	$ 4,222	$ 6,166
Electricity accrual	3,771	2,676
Audit fee	232	395
Dividends due	1,608	1,048
Other payables	1,021	692
Financial liabilities	10,854	10,977
Production and management bonus accrual - Blanket Mine	785	214
Other employee benefits - other	1,613	2,229
Other employee benefits - settlements	0	1,588
Leave pay	3,498	2,655
Bonus provision	70	190
Accruals	1,983	2,650
Non-financial liabilities	7,949	9,526
Total	$ 18,803	$ 20,503